Claims Payable (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Claims Activity

$’000
Balance at January 1, 2020	—
Claims expense	24,146
Claims paid	(21,137)
Adjustment, net	881
Balance at December 31, 2020	3,890
Balance at January 1, 2021	3,890
Claims expense	216,791
Claims paid	(196,053)
Adjustment, net	—
Balance at December 31, 2021	24,628